Retirement and Other Benefit Programs	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Retirement and Other Benefit Programs

NOTE 10    RETIREMENT AND OTHER BENEFIT PROGRAMS

Shared Baxter Plans

Prior to the transfer of net pension and other post-employment benefit (OPEB) plan obligations discussed below and with the exception of certain Austrian defined benefit pension plans, of which Baxalta was the sole sponsor prior to any transfers, the company’s employees participated in certain U.S. and international defined benefit pension and OPEB plans sponsored by Baxter. These plans included participants of Baxter’s other businesses and were accounted for as multiemployer plans in the company’s combined financial statements prior to the transfer into newly-created plans sponsored by Baxalta. As a result, no asset or liability was recorded by the company in its combined balance sheets through March 31, 2015 to recognize the funded status of these plans. The costs of these plans were allocated to the company and recorded in cost of sales, selling, general and administrative expenses and R&D expenses in the condensed combined statements of income. For the Baxter sponsored defined benefit pension and OPEB plans, Baxalta recorded expense of $9 million for the three months ended September 30, 2014 and $16 million and $28 million for the nine months ended September 30, 2015 and 2014, respectively, relating to Baxalta employees’ participation in Baxter sponsored plans.

Transfer of Net Pension and OPEB Obligations to Baxalta Plans

During the three months ended June 30, 2015, Baxalta assumed certain pension and OPEB obligations of $667 million and related plan assets of $347 million (which included a voluntary contribution of $100 million from Baxter) related to newly-created single employer plans for Baxalta employees and certain other Baxter-sponsored pension plans, as described below. The company also assumed after-tax deferred losses of $144 million related to these plans, which were recorded in AOCI.

The net benefit plan obligations were re-measured on the date of the transfer resulting in an after-tax loss of $5 million recognized in AOCI during the three months ended June 30, 2015. The weighted-average assumptions used to re-measure the net benefit plan obligations and future net periodic benefit cost for the single and multiple-employer plans as of the transfer date in 2015 were as follows:

	Pension benefits	OPEB

Discount rate
U.S. plans	4.30%	4.30%
International plans	1.11%	n/a
Expected return on plan assets
U.S. plans	7.25%	n/a
International plans	5.31%	n/a
Rate of compensation increase
U.S. plans	3.80%	3.80%
International plans	3.41%	n/a

As noted above, certain pension plans, including those in Switzerland and Japan, continue to be sponsored by Baxter as of September 30, 2015. Based on the terms of the employee matters agreement, the company expects to become the sole sponsor of these pension plans during 2016 and will be responsible for its employees retiring during the interim period, and therefore the company has accounted for these plans as multiple-employer plans beginning with the three months ended June 30, 2015. The funded status of these multiple-employer plans is reflected on the company’s condensed consolidated balance sheet as of September 30, 2015 and totaled $127 million.

As of September 30, 2015, the net benefit plan obligations related to the company’s defined benefit pension and OPEB plans that are accounted for as single and multiple-employer plans totaled $497 million, with a related pre-tax AOCI balance of $262 million of deferred losses.

Net periodic benefit cost associated with Baxalta’s single and multiple-employer pension and OPEB plans consisted of the following for the three and nine months ended September 30, 2015 and 2014:

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2015	2014	2015	2014

Net periodic benefit cost:
Service cost	$12	$1	$22	$4
Interest cost	6	2	11	4
Expected return on plan assets	(5)	—	(9)	—
Amortization of actuarial loss	6	—	12	2
Settlement charge	—	1	—	1

Total net periodic benefit cost	$19	$4	$36	$11

NOTE 11    RETIREMENT AND OTHER BENEFIT PROGRAMS

Shared Baxter Plans

The Company’s employees participate in defined benefit pension and other postretirement plans sponsored by Baxter, which include participants of Baxter’s other businesses. Such plans are accounted for as multiemployer plans in these combined financial statements and as a result, no asset or liability was recorded by the Company to recognize the funded status of these plans.

The Company recorded expense of $37 million, $45 million, and $36 million for the years ended December 31, 2014, 2013 and 2012, respectively, relating to the Company’s employees’ participation in Baxter sponsored plans. As of December 31, 2014 and 2013, there were no required contributions outstanding.

As of December 31, 2014 and 2013, such multiemployer defined benefit pension plans were approximately 62% and 69% funded, respectively. Baxter made total aggregated contributions of $92 million, $83 million and $95 million in 2014, 2013 and 2012, respectively.

The most significant shared defined benefit plan is the U.S. Qualified plan. The Company’s employees represent approximately 40% of total participants in the U.S. Qualified plan. As of December 31, 2014 and 2013, the U.S. Qualified plan was approximately 77% and 87% funded, respectively. Baxter did not make any contributions to the U.S. Qualified plan in 2014, 2013, or 2012. Baxter has no obligation to fund the U.S. Qualified plan in 2015.

Austrian Pension Plan

The Company is the sole sponsor for certain Austrian defined benefit pension plans. Information for these defined benefit plans are as follows:

as of and for the years ended December 31 (in millions)	2014	2013

Change in benefit obligation:
Projected benefit obligation, beginning of period	$156	$146
Service cost	6	6
Interest cost	5	5
Actuarial loss/(gain)	33	(3)
Benefit payments	(5)	(5)
Settlements	(3)	(2)
Foreign exchange and other	(26)	9

Projected benefit obligation, end of period	$166	$156

Change in plan assets:
Employer contributions	$8	$7
Settlements	(3)	(2)
Benefits paid	(5)	(5)

Fair value of plan assets, end of year	—	—

Under funded status of the plans	$(166)	$(156)

Amounts recognized in the combined balance sheets:
Current liability	$(5)	$(6)
Noncurrent liability	(161)	(150)

Net liability recognized at December 31	$(166)	$(156)

for the years ended December 31 (in millions)	2014	2013	2012

Net periodic benefit cost:
Service cost	$6	$6	$4
Interest cost	5	5	5
Amortization of actuarial loss	3	4	1
Settlement charge	1	1	—

Total net periodic benefit cost	$15	$16	$10

Net periodic benefit cost in the table above includes net periodic benefit costs from discontinued operations of $1 million, $2 million and $1 million for 2014, 2013 and 2012, respectively. The accumulated benefit obligation for the Austrian defined benefit plan was $133 million and $125 million at December 31, 2014 and 2013, respectively. The accumulated benefit obligations exceeded plan assets at December 31, 2014, 2013 and 2012.

Other comprehensive loss, net of tax for the Austrian defined benefit plan was $1 million, $7 million, and $27 million for the years ended December 31, 2014, 2013 and 2012, respectively, which solely consisted of net actuarial losses.

The weighted average assumptions used to determine the net cost and benefit obligations for the Austrian defined benefit plan are as follows:

	2014	2013	2012

Discount rate	2.00%	3.30%	3.25%
Rate of compensation increase	3.50%	3.50%	3.50%

Total benefit payments expected to be paid to participants are as follows:

(in millions)	Pension benefits

2015	$5
2016	5
2017	6
2018	7
2019	7
2020 through 2024	45

Total expected net benefit payments for next 10 years	$75

U.S. Defined Contribution Plan

Most of the Company’s U.S. employees are eligible to participate in Baxter’s qualified defined contribution plan. The Company recorded expense of $20 million in 2014, $16 million in 2013 and $13 million in 2012 related to this plan.